8. ACCOUNTS PAYABLE	12 Months Ended
Sep. 30, 2019
Accounts Payable [Abstract]
ACCOUNTS PAYABLE

Accounts payable were $810,943 and $1,512,617 as of September 30, 2019 and 2018, respectively. Such liabilities consisted of amounts due to vendors for inventory purchases and technology development, external audit, legal and other expenses incurred by the Company.